Investment Strategy - Capital Group Dividend Growers ETF	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential to provide combinations of current yield and dividend growth over the long-term. In selecting investments, the adviser evaluates a company's current dividend yield, its dividend history and forecast of dividend growth based on the company's overall financial health. The fund normally invests at least 80% of its assets in equity securities, and at least 80% of its assets in the securities of dividend-paying companies. For purposes of this policy, dividend-paying companies are companies that are expected to pay dividends based on the company’s dividend yield and dividend history. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets. In determining the domicile of an issuer, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI).

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, dividend-paying companies are companies that are expected to pay dividends based on the company’s dividend yield and dividend history.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, dividend-paying companies are companies that are expected to pay dividends based on the company’s dividend yield and dividend history.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund normally invests at least 80% of its assets in equity securities, and at least 80% of its assets in the securities of dividend-paying companies.